UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2004
                                                -------------------------------

Check here if Amendment [  ]; Amendment Number:
                                                --------
         This Amendment  (Check only one.):     [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------------
                       One Pacific Place, Suite 600
                  --------------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  --------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Title:                 President
                  --------------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz           Omaha, Nebraska               November 5, 2004
---------------------------    ----------------------------   ------------------
  Signature                      City, State                   Date

Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                                 ----------------------

Form 13F Information Table Entry Total:                  59
                                                 ----------------------

Form 13F Information Table Value Total:          $6,069,517
                                                 ----------------------
                                                 (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                             30-Sep-04
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE

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           COLUMN 1               COLUMN 2            COLUMN 3      COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7   COLUMN 8
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                                                                     VALUE      SHRS OR SH/ PUT/   INVESTMENT   OTHER      VOTING
        NAME OF ISSUER            TITLE OF CLASS      CUSIP         (x$1000)    PRN AMT PRN CALL   DISCRETION  MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                       COM                 020039103      88,021     1,603,000 SH         Sole       N/A         Sole
ARCHSTONE SMITH TR                COM                 039583109       2,152        68,000 SH         Sole       N/A        Shared
AUTOZONE INC                      COM                 053332102       8,304       107,500 SH         Sole       N/A         Sole
AVALONBAY CMNTYS INC              COM                 053484101       2,409        40,000 SH         Sole       N/A         Sole
BERKSHIRE HATHAWAY INC DEL        CL A                084670108     241,667         2,789 SH         Sole       N/A        Shared
BERKSHIRE HATHAWAY INC DEL        CL B                084670207     297,723       103,700 SH         Sole       N/A         Sole
CABELAS INC                       COM                 126804301      38,192     1,639,861 SH         Sole       N/A         Sole
CAESARS ENTMT INC                 COM                 127687101     481,932    28,858,200 SH         Sole       N/A        Shared
CAPITAL AUTOMOTIVE REIT           COM SH BEN INT      139733109       9,006       288,000 SH         Sole       N/A        Shared
CARDINAL HEALTH INC               COM                 14149Y108     149,321     3,411,500 SH         Sole       N/A        Shared
CENVEO INC                        COM                 15670S105      39,757    11,359,000 SH         Sole       N/A         Sole
CHARTER COMMUNICATIONS INC D      CL A                16117M107      86,582    32,549,600 SH         Sole       N/A         Sole
CITIZENS COMMUNICATIONS CO        COM                 17453B101     209,520    15,647,500 SH         Sole       N/A        Shared
COMCAST CORP NEW                  CL A SPL            20030N200     416,176    14,906,000 SH         Sole       N/A        Shared
CORINTHIAN COLLEGES INC           COM                 218868107      12,915       958,100 SH         Sole       N/A         Sole
COSTCO WHSL CORP NEW              COM                 22160K105      22,983       553,000 SH         Sole       N/A        Shared
COUNTRYWIDE FINANCIAL CORP        COM                 222372104     344,371     8,742,596 SH         Sole       N/A        Shared
CUMULUS MEDIA INC                 CL A                231082108       4,712       327,484 SH         Sole       N/A         Sole
DAILY JOURNAL CORP                COM                 233912104       3,903       114,800 SH         Sole       N/A         Sole
DIAGEO P L C                      SPON ADR NEW        25243Q205         378         7,500 SH         Sole       N/A         Sole
FEDERAL HOME LN MTG CORP          COM                 313400301     262,082     4,017,200 SH         Sole       N/A        Shared
FEDERAL NATL MTG ASSN             COM                 313586109     317,159     5,002,501 SH         Sole       N/A        Shared
FIRST DATA CORP                   COM                 319963104         239         5,500 SH         Sole       N/A         Sole
FIRST HEALTH GROUP CORP           COM                 320960107      49,380     3,069,000 SH         Sole       N/A        Shared
FOREST CITY ENTERPRISES INC       CL A                345550107      64,522     1,171,000 SH         Sole       N/A         Sole
GENERAL GROWTH PPTYS INC          COM                 370021107      38,059     1,227,700 SH         Sole       N/A        Shared
GREENPOINT FINL CORP              COM                 395384100      37,008       800,000 SH         Sole       N/A         Sole
HCA INC                           COM                 404119109         191         5,000 SH         Sole       N/A         Sole
HANOVER CAP MTG HLDGS INC         COM                 410761100       5,962       480,800 SH         Sole       N/A         Sole
HARRAHS ENTMT INC                 COM                 413619107      95,362     1,799,970 SH         Sole       N/A        Shared
HILTON HOTELS CORP                COM                 432848109     201,758    10,709,000 SH         Sole       N/A        Shared
HOST MARRIOTT CORP NEW            COM                 44107P104     332,343    23,688,000 SH         Sole       N/A        Shared
IACINTERACTIVECORP                COM                 44919P102     134,531     6,109,500 SH         Sole       N/A        Shared
ITT EDUCATIONAL SERVICES INC      COM                 45068B109      20,585       571,000 SH         Sole       N/A        Shared
INSIGHT COMMUNICATIONS INC        CL A                45768V108      75,731     8,605,850 SH         Sole       N/A        Shared
INSURANCE AUTO AUCTIONS INC       COM                 457875102       3,322       193,697 SH         Sole       N/A         Sole
INTELLIGENT SYS CORP NEW          COM                 45816D100       1,315       664,166 SH         Sole       N/A         Sole
LABORATORY CORP AMER HLDGS        COM NEW             50540R409      83,671     1,913,800 SH         Sole       N/A        Shared
LIBERTY MEDIA CORP NEW            COM SER A           530718105     392,065    44,961,600 SH         Sole       N/A        Shared
LIBERTY MEDIA INTL INC            COM SER A           530719103     127,006     3,806,899 SH         Sole       N/A        Shared
LYNCH INTERACTIVE CORP            COM                 551146103       3,500       100,000 SH         Sole       N/A         Sole
MOHAWK INDS INC                   COM                 608190104         635         8,000 SH         Sole       N/A         Sole
NEWCASTLE INVT CORP               COM                 65105M108      16,271       530,000 SH         Sole       N/A         Sole
NOVASTAR FINL INC                 COM                 669947400       5,450       125,000 SH         Sole       N/A         Sole
OMNICARE INC                      COM                 681904108      12,342       435,200 SH         Sole       N/A        Shared
PAPA JOHNS INTL INC               COM                 698813102      16,984       553,590 SH         Sole       N/A         Sole
PEDIATRIX MED GROUP               COM                 705324101       8,995       164,000 SH         Sole       N/A        Shared
QWEST COMMUNICATIONS INTL IN      COM                 749121109     159,641    47,940,200 SH         Sole       N/A         Sole
REDWOOD TR INC                    COM                 758075402     226,397     3,627,000 SH         Sole       N/A        Shared
REPUBLIC SVCS INC                 COM                 760759100       4,851       163,000 SH         Sole       N/A         Sole
ST JOE CO                         COM                 790148100       1,046        21,900 SH         Sole       N/A        Shared
SIX FLAGS INC                     COM                 83001P109      61,744    11,350,000 SH         Sole       N/A         Sole
TELEPHONE & DATA SYS INC          COM                 879433100     224,010     2,661,400 SH         Sole       N/A        Shared
US BANCORP DEL                    COM NEW             902973304      73,204     2,533,000 SH         Sole       N/A        Shared
VORNADO RLTY TR                   SH BEN INT          929042109       1,567        25,000 SH         Sole       N/A         Sole
WASHINGTON MUT INC                COM                 939322103      208062       5324000 SH         Sole       N/A         Sole
WASHINGTON POST CO                CL B                939640108      279680        304000 SH         Sole       N/A         Sole
WELLS FARGO & CO NEW              COM                 949746101        8229        138000 SH         Sole       N/A         Sole
                                                               ---------------------------
                                  59                              6,069,517   317,678,803

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